UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02794
Reporting Period: 07/01/2019 - 06/30/2020
MFS Series Trust III

========================== MFS Global High Yield Fund ==========================

FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 20, 2020   Meeting Type: Annual/Special
Record Date:  APR 09, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Eight        For       For          Management
2.1   Elect Director Luis F. Alarcon Mantilla For       Withhold     Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Raymond J. Bromark       For       For          Management
2.4   Elect Director Rene Burgos Diaz         For       For          Management
2.5   Elect Director Orlando Cabrales Segovia For       For          Management
2.6   Elect Director Gabriel de Alba          For       For          Management
2.7   Elect Director Russell Ford             For       For          Management
2.8   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Amend Articles                          For       For          Management

============================= MFS High Income Fund =============================

SANCHEZ ENERGY CORPORATION

Ticker:       SNECQ          Security ID:  79970YAD7
Meeting Date: APR 27, 2020   Meeting Type: Written Consent
Record Date:  APR 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         None      Against      Management
      Against = Reject)

======================= MFS High Yield Pooled Portfolio ========================

SANCHEZ ENERGY CORPORATION

Ticker:       SNECQ          Security ID:  79970YAD7
Meeting Date: APR 27, 2020   Meeting Type: Written Consent
Record Date:  APR 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         None      Against      Management
      Against = Reject)

======================== MFS Municipal High Income Fund ========================

CITY OF CARMEL (INDIANA)

Ticker:                      Security ID:  143298AE7
Meeting Date: SEP 04, 2019   Meeting Type: Written Consent
Record Date:  JUL 19, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan                        None      Did Not Vote Management
2     Opt Out, and Will Not Consent to The    None      Did Not Vote Management
      Releases Granted In Section 11.4 of
      the Plan

--------------------------------------------------------------------------------

TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP.

Ticker:                      Security ID:  87638RCX3
Meeting Date: OCT 31, 2019   Meeting Type: Written Consent
Record Date:  SEP 27, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan (Select For To Accept  For       For          Management
      The Plan, Select Against To Reject The
      Plan; Abstain Is Not A Valid Voting
      Option And Will Not Count)
2     Opt Out of the Third-Party Release      For       For          Management
      (For = Opt Out, Against or Abstain =
      Do Not Opt Out)

--------------------------------------------------------------------------------

TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP.

Ticker:                      Security ID:  87638RCZ8
Meeting Date: OCT 31, 2019   Meeting Type: Written Consent
Record Date:  SEP 27, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan (Select For To Accept  For       For          Management
      The Plan, Select Against To Reject The
      Plan; Abstain Is Not A Valid Voting
      Option And Will Not Count)
2     Opt Out of the Third-Party Release      For       For          Management
      (For = Opt Out, Against or Abstain =
      Do Not Opt Out)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 28, 2020

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.